Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12.        Commitments and Contingencies:

a)         Commitments:

The following tables set forth inflows and outflows related to the Company’s charter party arrangements and other commitments, as at June 30, 2024.

Charter party arrangements:

	Twelve month periods ending June 30,
+ inflows/ - outflows	Total	2025	2026	2027	2028	2029	2030 and thereafter
Future, minimum, non-cancellable charter revenues (1)	$118,136	$110,795	$7,341	$—	$—	$—	$—

Total	$118,136	$110,795	$7,341	$—	$—	$—	$—

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(1)	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of June 30, 2024, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days, other than those related to scheduled interim and special surveys of the vessels. Future inflows also include revenues deriving from index linked charter agreements using i) the index rates at the commencement date of each agreement, in compliance with ASC 842, and do not reflect relevant index charter rate information prevailing as of June 30, 2024 and ii) the remaining minimum duration of each non-cancellable time charter agreement.

Other commitments:

	Twelve month periods ending June 30,
+ inflows/ - outflows	Total	2025	2026	2027	2028	2029	2030 and thereafter
Charter-in expense newbuilding vessels (1)	$(69,108)	$(6,534)	$(9,809)	$(9,809)	$(9,836)	$(9,809)	$(23,311)
Future minimum charter-in hire payments (2)	(15,076)	(14,624)	(452)	—	—	—	—
Vessel BWTS upgrades and ESD (3)	(11,235)	(10,653)	(582)	—	—	—	—
Total	$(95,419)	$(31,811)	$(10,843)	$(9,809)	$(9,836)	$(9,809)	$(23,311)

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(1)	The amounts represent minimum contractual charter-in payments, to be made from the delivery date of the two charter-in newbuilding vessels (Note 1) until the end of their lease term.
(2)	The amounts represent the Company’s commitments under the existing, as of June 30, 2024, time-charter-in arrangements for third party vessels.
(3)	The amounts represent the Company’s commitments as of June 30, 2024 for installation of BWTS upgrades and ESD on its vessels to comply with environmental regulations.

12.        Commitments and Contingencies - continued:

b)         Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels.  The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure.

The Company is involved in non-material legal proceedings and may become involved in other legal matters arising in the ordinary course of its business, principally personal injury and property casualty claims. Generally, we expect that such claims would be covered by insurance, subject to customary deductibles.

Certain routine non-material commercial claims have been asserted against the Company, or by the Company against charterers, that relate to contractual disputes with certain of our charterers. The nature of these disputes involves disagreements over losses claimed by charterers, or by the Company, during or as a result of the performance of certain charters, including, but not limited to, delays in the performance of the charters and off-hire during the charters. The related legal proceedings are at various stages of resolution.

In March 2021, the U.S. government began investigating an allegation that one of the vessels acquired pursuant to the Eagle Merger may have improperly disposed of ballast water that entered the engine room bilges during a repair. We do not believe that this matter will have a material impact on the Company, our financial condition or results of operations. We have posted a surety bond as security for any potential fines, penalties or associated costs that may be incurred, and the Company is cooperating fully with the U.S. government in its investigation of this matter.

Currently, other than as disclosed above, management is not aware of, and has not accrued for, any such claims or contingent liabilities requiring disclosure in the unaudited interim condensed consolidated financial statements.

In accordance with U.S. GAAP, the Company accrues for contingent liabilities when it is probable that such a liability has been incurred and the amount of loss can be reasonably estimated. The Company evaluates its outstanding legal proceedings to assess its contingent liabilities and adjusts such liabilities, as appropriate, based on management’s best judgment after consultation with counsel. There is no assurance that the Company’s contingent liabilities will not need to be adjusted in the future.